Loss before income tax - Summary of Loss Before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Loss Before Income Tax [Abstract]
Product sales, net	$ 115,153	$ 11,263	$ 0
Royalty revenue	5,097	5,935	5,902
Total revenues	120,250	17,198	5,902
Cost of inventories	(10,541)	(1,193)	0
Amortization of currently marketed intangible assets	(6,126)	(3,937)	0
Total Cost of revenues	(16,667)	(5,130)	0
Clinical trial and research & development	(30,521)	(8,070)	(3,308)
Manufacturing production & development	(32,693)	6,323	(13,252)
Commercialization	(15,869)	(4,676)	(655)
Employee benefits
Salaries and employee benefits	(28,095)	(22,092)	(20,415)
Defined contribution superannuation expenses	(510)	(395)	(369)
Equity settled share-based payment transactions	(14,873)	(22,088)	(5,870)
Total Employee benefits	(43,478)	(44,575)	(26,654)
Depreciation and amortization of non-current assets
Plant and equipment depreciation	(481)	(303)	(410)
Right of use asset depreciation	(1,942)	(2,139)	(2,771)
Right of use asset depreciation	(2,340)	(2,139)
Intellectual property amortization	(36)	(21)	(1,485)
Total Depreciation and amortization of non-current assets	(2,459)	(2,463)	(4,666)
Other Selling, general and administration
Overheads & administration	(13,855)	(10,168)	(8,584)
Consultancy	(4,795)	(2,728)	(2,458)
Legal, patent and other professional fees	(6,192)	(4,335)	(2,342)
Intellectual property expenses (excluding the amount amortized above)	(4,993)	(3,424)	(2,777)
Total Other Selling, general and administration	(29,835)	(20,655)	(16,161)
Fair value remeasurement of contingent consideration
Remeasurement of financial derivative	7,892	(10,262)	0
Remeasurement of contingent consideration	4,165	(4,625)	(9,693)
Total Fair value remeasurement of contingent consideration	12,057	(14,887)	(9,693)
Fair value remeasurement of warrant liability
Remeasurement of warrant liability	859	(4,962)	779
Total Fair value remeasurement of warrant liability	859	(4,962)	779
Other operating income and expenses
Interest income	3,914	3,554	1,824
Research and development tax incentive income	0	82	859
Government grant revenue	22	3	0
Foreign exchange gains/(losses)	1,069	(106)	(76)
Derecognition of lease liability	388	0	0
Derecognition of right-of-use asset	(85)	0	0
Foreign withholding tax paid	0	(480)	(37)
Other operating income and expenses	5,308	3,053	2,570
Finance (costs)/gains
Remeasurement of borrowing arrangements	(1,965)	(416)	(2,351)
Interest expense	(19,872)	(21,753)	(20,658)
Facility fee	(2,002)	(799)	0
Total Finance costs	(23,839)	(22,968)	(23,009)
Loss before income tax	$ (56,887)	$ (101,812)	$ (88,147)